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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                          Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2005 through February 28, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                     EUROPE
                                  SELECT EQUITY
                                      FUND*


                                   Semiannual
                                     Report


                                     2/28/06

[Logo] PIONEER
       Investments(R)


*Formerly Pioneer Europe Select Fund. Name change effective June 24, 2005.

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         15

Schedule of Investments                                                 17

Financial Statements                                                    22

Notes to Financial Statements                                           31

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                 40

Trustees, Officers and Service Providers                                45

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Looking around the world, there's little doubt that global performance has improved: economies worldwide are growing. The Japanese economy appears to be coming out of its decade-long funk, and Europe - despite some mass media reports
- is continuing to improve. European growth, while not spectacular, is strengthening.

Fourth quarter 2005 U.S. real Gross Domestic Product (GDP) growth was 1.7%, but this number - after ten consecutive quarters of growth at a 3% or better rate - is deceptively low and reflects timing issues as much as weakness. Also reflecting those timing issues, first quarter 2006 growth might appear stronger than it actually is. Once the noise abates, we expect GDP growth to be in the vicinity of 3% for the full year. The economy, we believe, is in good shape.

A few years ago, the Federal Reserve lowered interest rates to 1% to stimulate the economy. With the economy strong, there is no need for the Fed to continue to pursue an accommodative monetary policy of lowering rates. Its current actions are aimed at trying to orchestrate a "soft landing" similar to the one it engineered in 1994-5, one that keeps the economy growing without creating inflationary pressures.

On March 28, the Fed raised short-term interest rates for the fifteenth time, bringing them to 4.75%. The Fed noted that the economy was strong and reaffirmed that it stood ready to raise rates as required to prevent a resurgence of inflation. Looking at the economy and the markets, we find the Fed's language and actions reassuring, rather than unsettling. The good news is that the Fed's actions and words signal that the U.S. economy remains strong. Further, the Fed's words signal that they will remain vigilant against the risk of inflation and remain prepared to ensure that inflation - the great enemy of bond and stock values - remains low.

While keeping inflation stable and low is the most crucial role of the Fed from the perspective of a long-term investor, there can be short-term pain as the Fed raises interest rates. The Fed is not alone in its policies, as central banks around the world are raising rates to ensure that inflation pressures remain under control while their economies grow.

Letter

While higher short-term interest rates may appear to be a negative development for investors, we believe in the longer-term view that central banks do their best work when they keep inflation low enough and stable enough that, to paraphrase Alan Greenspan, investors do not let it affect their decision making.

Higher energy prices have pushed the Consumer Price Index (CPI) up to uncomfortable levels, but those higher energy prices have not turned into broad-based (core) inflation yet. With energy prices seeming to level off, energy-based inflation concerns are abating. A larger current concern for the Fed might be that the U.S. economy is operating at increasingly high levels of capacity utilization and low unemployment rates. In other words, the U.S. economy is growing fast enough that there are some concerns about overheating, and a moderation in economic growth would be welcome. This is, indeed, a Goldilocks economy, balancing between too cold and too hot - but just about right at the moment.

In summation, we believe that the economy is on solid ground, that the Fed is pursuing an appropriate course of action to keep the economy growing at a non-inflationary pace, and that such an economic environment is investor-friendly.

As always, thank you for the opportunity to serve your investment needs.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06
--------------------------------------------------------------------------------

European equities turned in strong performance during the six months ended February 28, 2006, helped by reasonable stock valuations, healthy corporate balance sheets, and increased merger-and-acquisition activity. These factors helped sustain a rally in European stocks that has persisted for three years despite a rather sluggish overall economy. In the following interview, Andrew Arbuthnott discusses the events and factors that affected the Fund's performance during the six months. Mr. Arbuthnott is responsible for the Fund's day-to-day management.

Q: How did Pioneer Europe Select Equity Fund perform during the six months that ended on February 28, 2006?

A: The Fund performed positively, in line with the overall favorable results of the established companies of Western Europe, though below the performance of its peers and benchmark. Pioneer Europe Select Equity Fund's Class A shares had a total return of 10.58%, at net asset value, for the six months. During the same period, the MSCI Europe Index returned 11.40%, while the average return of the 103 funds in Lipper's European Funds category was 12.42%. The Fund's underperformance relative to the Lipper group can be attributed to the Fund's emphasis on established mid- and large-cap stocks, while many other funds invest in the more volatile small-cap and Eastern European markets.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment during the six months?

A: European stock markets produced strong performance during the period. Company valuations were quite attractive, and corporations were generally in sound financial condition after recovering from the debt problems of several years ago. Corporations generally had good cash flows, which enabled many to increase their dividends, buy back shares, and invest for future growth, including through mergers and acquisitions. Although economic growth

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     tended to be unimpressive, investors saw potential for acceleration in 2006. At the same time, interest rates were low by historic standards, even after two rate increases by the European Central Bank. The six months also saw a rise in merger-and-acquisition activity. In the utilities sector, for example, E.ON, a German power producer, made an offer for Endesa of Spain, while Suez made an acquisition proposal to another French company, Gaz de France. The German company Merck made an offer for another German pharmaceutical firm, Schering, while Linde, a German industrial gas corporation, initiated a proposal to BOC, a U.K.-based competitor. While the Fund owned none of these companies, the increase in merger and acquisition announcements served as a support for the prices of equities in general. Providing even more support was the increased activity of private equity firms looking for companies to acquire.

     With this general backdrop, the best performing industry in the market during the six months was diversified financials, which was up approximately 33%. The capital goods and insurance industries both rose by 27%, followed closely by materials. The lagging sectors were telecommunications services, which fell by 12%, while energy, media and food and staples retailers produced modestly positive results, though underperforming the market averages. All these results were in euro terms. The results achieved by U.S.-based investors were undercut by the strength of the U.S. dollar, which gained 3.4% in value against the euro during the period.

Q:   What were some of the investments that most influenced Fund performance?

A: We overweighted investment banks, which performed very well. Two Swiss-based institutions, UBS and Credit Suisse, were up 34% and 32% in euro terms during the six months, while Deutsche Bank of Germany appreciated by 33%. Because of the strong results, we took some profits and reduced our positions in investment banks, selling our investment in Deutsche Bank. Also among our financials holdings, two French-based banks appreciated by more than 30%: BNP Paribas and Societe Generale.

     In the materials sector, Syngenta, a Swiss-based agri-chemical corporation, and Rio Tinto, a global mining corporation based in the United Kingdom, both performed very well as world commodity

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06                            (continued)
--------------------------------------------------------------------------------

     prices rose higher. LaFarge, the French company that has grown to become the global leader in cement production, was another strong contributor. Another investment that did particularly well was TNT, the Dutch-based mail and delivery service firm, which rose by 31% in euro terms.

     Although we have been underweighting the media industry for some time, we added two firms in the industry during the final quarter of 2005, and both investments performed very well: WPP, a U.K. advertising and communications firm; and Wolters Kluwer, a Netherlands-based publisher of professional journals. Persimmon, a U.K.-based homebuilder in which we also invested in late 2005, was another strong performer for the Fund.

     Several investments were disappointing, however. Two telecommunications services positions, France Telecom and Vodafone, a U.K-based firm, both declined after announcing disappointing earnings resulting from a tough competitive environment caused by advances in new communications technologies, including wireless communications, cable and satellite, as well as greater regulatory pressures. We have liquidated the position in Vodafone. Our underweight position in utilities, which outperformed the index, also hurt relative performance, as did stock selection in capital goods.

Q:   What is your investment outlook?

A: We think that the environment for European equities is positive, but the stock averages will have a hard time matching their outstanding performance over the past three years, when the MSCI Europe Index had an average annual return of more than 28%. We believe economic growth should improve in Europe, although the pace of the expansion is likely to be moderate. Interest rates are low by historical standards. Stock valuations, although higher than a year ago, are reasonable, and dividend yields are attractive. Relative to other classes of assets, including corporate and government bonds, European equities still appear to be favorably priced. Overall, strong corporate balance sheets and heightened merger-and-acquisition activity provide a supportive base for stock prices. There are, though, some risks. Any significant weakness in the U.S. dollar versus the euro would hurt many European companies that are exporters, and European companies remain

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     vulnerable to any substantial slowdown in the global economy. We think, though, that the latter risk is minimal.

     Given all these factors, we remain positive about opportunities in the stock market, although results may not be as good as they were in 2005.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and, therefore, is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/06
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Financials                                              31.0%
Consumer Discretionary                                  23.6%
Energy                                                  10.9%
Industrials                                             10.7%
Materials                                                9.0%
Health Care                                              6.0%
Consumer Staples                                         3.9%
Telecommunication Services                               3.0%
Information Technology                                   1.9%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

United Kingdom                                           28.2%
France                                                   22.5%
Germany                                                  14.0%
Switzerland                                              12.0%
Netherlands                                               6.3%
Ireland                                                   5.7%
Spain                                                     3.2%
Italy                                                     2.9%
Swedan                                                    1.9%
Panama                                                    1.9%
Norway                                                    1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Royal Bank of Scotland Group Plc         5.60%
 2.    BP Amoco Plc                             4.81
 3.    BNP Paribas SA                           4.80
 4.    CS Group                                 4.52
 5.    TNT NV                                   4.43
 6.    Barclays Plc                             4.23
 7.    CRH Plc                                  3.69
 8.    Siemens                                  3.55
 9.    Roche Holdings AG                        3.46
10.    UBS AG                                   3.19

* This list excludes temporary cash and derivative investments. The portfolio is actively managed and current holdings may be different.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class           2/28/06      8/31/05
-------         ---------    ---------
   A             $34.62       $31.54
   B             $31.52       $28.63
   C             $31.41       $28.60
   R             $34.21       $31.27
   Y             $35.63       $32.54

Distributions Per Share
--------------------------------------------------------------------------------

                               9/1/05 - 2/28/06
                -------------------------------------------
                     Net
                 Investment     Short-Term      Long-Term
 Class             Income     Capital Gains   Capital Gains
-------         ------------ --------------- --------------
   A               $0.2405          $-              $-
   B               $     -          $-              $-
   C               $0.0722          $-              $-
   R               $0.2985          $-              $-
   Y               $0.4061          $-              $-

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                    CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

12/00    9425      10000
         8464       9127
2/02     7737       7616
         6821       6067
2/04    10491       9539
        13000      11460
2/06    14660      13033

Average Annual Total Returns
(As of February 28, 2006)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
Life-of-Class
(12/29/00)                       8.93%         7.68%
5 Years                         11.61         10.29
1 Year                          12.77          6.29

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                     CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

12/00     10000       10000
           8980        9127
2/02       8160        7616
           7130        6067
2/04      10843        9539
          13305       11460
2/06      14857       13033

Average Annual Total Returns
(As of February 28, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(12/29/00)                      7.97%      7.97%
5 Years                        10.60      10.60
1 Year                         11.70       7.70

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                     CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Dec-00            10000            10000
                   8990             9127
 2-Feb             8170             7616
                   7180             6067
 4-Feb            10963             9539
                  13500            11460
 6-Feb            15090            13033


Average Annual Total Returns
(As of February 28, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(12/29/00)                     8.29%      8.29%
5 Years                       10.92      10.92
1 Year                        11.80      11.80

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                     CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

12/00     10000      10000
           8972       9127
2/02       8161       7616
           7159       6067
2/04      10959       9539
          13516      11460
2/06      15191      13033

Average Annual Total Returns
(As of February 28, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(12/29/00)                      8.42%      8.42%
5 Years                        11.10      11.10
1 Year                         12.41      12.41

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on June 24, 2005 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after June 24, 2005, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the MSCI Europe Index.

12/00     10000      10000
           9080       9127
2/02       8209       7616
           7237       6067
2/04      11132       9539
          13795      11460
2/06      15606      13033

Average Annual Total Returns
(As of February 28, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(12/29/00)                      9.00%      9.00%
5 Years                        11.69      11.69
1 Year                         13.18      13.18

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 6/24/05. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Returns prior to June 24, 2005, effective date for the Fund's name change, reflect performance of Europe Select Fund. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on actual returns from September 1, 2005 through February 28, 2006


Share Class                  A              B              C              R              Y
---------------------------------------------------------------------------------------------------
Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 9/1/05
Ending Account Value     $1,105.80      $1,100.90      $1,101.00      $1,104.20      $1,108.30
On 2/28/06
Expenses Paid            $    9.14      $   13.80      $   13.80      $   10.43      $    6.64
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, 2.65%, 2.45%, 2.00% and 1.27%, multiplied by the average account value over the period, multiplied by 181/365, for Class A, Class B & Class C (to reflect the one-half year period) and 69/365 for Class R & Class Y (to reflect the partial year period).

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2005 through February 28, 2006

Share Class                   A              B              C              R              Y
--------------------------------------------------------------------------------------------------
Beginning Account        $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 9/1/06
Ending Account Value     $1,016.12      $1,011.65      $1,011.45      $1,014.88      $1,018.50
On 2/28/06
Expenses Paid            $    8.75      $   13.22      $   13.22      $    9.99      $    6.36
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, 2.65%, 2.65%, 2.00% and 1.27%, multiplied by the average account value over the period, multiplied by 181/365, for Class A, Class B & Class C (to reflect the one-half year period) and 69/365 for Class R & Class Y (to reflect the partial year period).

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                        Value
             PREFERRED STOCK - 0.0%
             Automobiles & Components - 0.0%
             Automobile Manufacturers - 0.0%
  5,836      Porsche AG*                                $  4,913,916
                                                        ------------
             Total Automobiles & Components             $  4,913,916
                                                        ------------
             TOTAL PREFERRED STOCK
             (Cost $3,553,694)                          $  4,913,916
                                                        ------------
             COMMON STOCK - 0.0%
             Energy - 0.0%
             Integrated Oil & Gas - 0.0%
824,156      BP Amoco Plc                               $  9,095,828
193,850      Eni S.p.A.                                    5,546,141
215,426      Repsol SA                                     6,003,278
                                                        ------------
                                                        $ 20,645,247
                                                        ------------
             Total Energy                               $ 20,645,247
                                                        ------------
             Materials - 0.0%
             Construction Materials - 0.0%
213,370      CRH Plc                                    $  6,981,368
 36,433      Lafarge Br                                    3,806,361
                                                        ------------
                                                        $ 10,787,729
                                                        ------------
             Diversified Metals & Mining - 0.0%
101,910      Rio Tinto Plc                              $  4,807,029
                                                        ------------
             Fertilizers & Agricultural Chemicals - 0.0%
 10,563      Syngenta AG*                               $  1,497,541
                                                        ------------
             Total Materials                            $ 17,092,299
                                                        ------------
             Capital Goods - 0.0%
             Building Products - 0.0%
 78,350      Compagnie de Saint Gobain                  $  5,227,485
                                                        ------------
             Industrial Conglomerates - 0.0%
 73,141      Siemens*                                   $  6,711,976
                                                        ------------
             Total Capital Goods                        $ 11,939,461
                                                        ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                                Value
              Transportation - 0.0%
              Air Freight & Couriers - 0.0%
 257,553      TNT NV                                             $  8,382,383
                                                                 ------------
              Total Transportation                               $  8,382,383
                                                                 ------------
              Automobiles & Components - 0.0%
              Automobile Manufacturers - 0.0%
  67,558      PSA Peugeot Citroen                                $  3,938,121
                                                                 ------------
              Tires & Rubber - 0.0%
  82,656      Compagnie Generale des Etablissements Michelin     $  5,042,579
  55,163      Continental AG                                        5,670,733
                                                                 ------------
                                                                 $ 10,713,312
                                                                 ------------
              Total Automobiles & Components                     $ 14,651,433
                                                                 ------------
              Consumer Durables & Apparel - 0.0%
              Apparel, Accessories & Luxury Goods - 0.0%
  24,769      Adidas-Salomon AG                                  $  4,842,398
                                                                 ------------
              Homebuilding - 0.0%
 185,155      Persimmon Plc                                      $  4,514,036
 293,073      Wimpey (George) Plc*                                  2,851,568
                                                                 ------------
                                                                 $  7,365,604
                                                                 ------------
              Total Consumer Durables & Apparel                  $ 12,208,002
                                                                 ------------
              Consumer Services - 0.0%
              Hotels, Resorts & Cruise Lines - 0.0%
  68,602      Carnival Corp.                                     $  3,543,293
                                                                 ------------
              Total Consumer Services                            $  3,543,293
                                                                 ------------
              Media - 0.0%
              Advertising - 0.0%
 500,864      WPP Group Plc                                      $  5,812,613
                                                                 ------------
              Publishing - 0.0%
 159,225      Wolters Kluwer NV*                                 $  3,492,600
                                                                 ------------
              Total Media                                        $  9,305,213
                                                                 ------------
              Food & Drug Retailing - 0.0%
              Drug Retail - 0.0%
 231,488      Boots Group Plc                                    $  2,866,321
                                                                 ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
               Hypermarkets & Supercenters - 0.0%
   88,934      Carrefour Supermarch*                     $  4,415,375
                                                         ------------
               Total Food & Drug Retailing               $  7,281,696
                                                         ------------
               Pharmaceuticals & Biotechnology - 0.0%
               Pharmaceuticals - 0.0%
  103,559      Astrazeneca Plc                           $  4,785,570
   44,270      Roche Holdings AG*                           6,540,858
                                                         ------------
                                                         $ 11,326,428
                                                         ------------
               Total Pharmaceuticals & Biotechnology     $ 11,326,428
                                                         ------------
               Banks - 0.0%
               Diversified Banks - 0.0%
  155,596      Allied Irish Banks Plc                    $  3,716,562
  683,309      Barclays Plc                                 8,005,938
   98,142      BNP Paribas SA                               9,084,529
  224,760      Dnb Nor Asa*                                 2,728,935
  315,850      Royal Bank of Scotland Group Plc            10,600,605
   39,494      Societe Generale                             5,597,329
                                                         ------------
                                                         $ 39,733,898
                                                         ------------
               Total Banks                               $ 39,733,898
                                                         ------------
               Diversified Financials - 0.0%
               Diversified Capital Markets - 0.0%
  154,422      CS Group                                  $  8,549,729
   39,829      Deutsche Bank AG                             4,387,243
   56,872      UBS AG                                       6,030,087
                                                         ------------
                                                         $ 18,967,059
                                                         ------------
               Total Diversified Financials              $ 18,967,059
                                                         ------------
               Technology Hardware & Equipment - 0.0%
               Communications Equipment - 0.0%
1,055,318      Ericsson LM Tel Sur B                     $  3,599,696
                                                         ------------
               Total Technology Hardware & Equipment     $  3,599,696
                                                         ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
              Telecommunication Services - 0.0%
              Integrated Telecommunication Services - 0.0%
 253,356      France Telecom SA                         $  5,530,266
                                                        ------------
              Total Telecommunication Services          $  5,530,266
                                                        ------------
              TOTAL COMMON STOCK
              (Cost $150,175,302)                       $184,206,374
                                                        ------------
              RIGHTS/WARRANTS - 0.0%
              Materials - 0.0%
              Fertilizers & Agricultural Chemicals - 0.0%
  15,723      Syngenta AG - Expires 5/23/06*            $     19,418
                                                        ------------
              Total Materials                           $     19,418
                                                        ------------
              TOTAL RIGHTS/WARRANTS
              (Cost $12,572)                            $     19,418
                                                        ------------
              TOTAL INVESTMENT IN SECURITIES - 0.0%
              (Cost $153,741,568) (a) (b)               $189,139,708
                                                        ------------
              OTHER ASSETS AND LIABILITIES - 0.0%       $    872,500
                                                        ------------
              TOTAL NET ASSETS - 0.0%                   $190,012,208
                                                        ============

*    Non-income producing security

(a) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $153,741,568 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $37,589,445
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (2,191,305)
                                                                                -----------
       Net unrealized gain                                                      $35,398,140
                                                                                ===========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

  United Kingdom                                28.2%
  France                                        22.5
  Germany                                       14.0
  Switzerland                                   12.0
  Netherlands                                    6.3
  Ireland                                        5.7
  Spain                                          3.2
  Italy                                          2.9
  Sweden                                         1.9
  Panama                                         1.9
  Norway                                         1.4
                                                ----
                                               100.0%
                                               =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2006 aggregated $48,648,519 and $65,101,240, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $153,741,568)                 $189,139,708
  Cash                                                              386,840
  Receivables -
    Investment securities sold                                      518,974
    Fund shares sold                                                120,521
    Dividends, interest and foreign taxes withheld                  549,218
  Other                                                                 389
                                                               -------------
     Total assets                                              $190,715,650
                                                               -------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    291,142
    Forward foreign currency settlement contracts, net                2,991
  Due to affiliates                                                 197,687
  Accrued expenses                                                  211,622
                                                               -------------
     Total liabilities                                         $    703,442
                                                               -------------
NET ASSETS:
  Paid-in capital                                              $167,607,586
  Distributions in excess of net investment income                   (3,200)
  Accumulated net realized loss on investments and foreign
    currency transactions                                       (12,979,242)
  Net unrealized gain on investments                             35,398,140
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                      (11,076)
                                                               -------------
     Total net assets                                          $190,012,208
                                                               -------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $132,200,498/3,818,233 shares)             $      34.62
                                                               =============
  Class B (based on $39,214,988/1,244,138 shares)              $      31.52
                                                               =============
  Class C (based on $14,863,666/473,223 shares)                $      31.41
                                                               =============
  Class R (based on $102,034/2,982 shares)                     $      34.21
                                                               =============
  Class Y (based on $3,631,022/101,906 shares)                 $      35.63
                                                               =============
MAXIMUM OFFERING PRICE:
  Class A ($34.62 [divided by] 94.25%)                         $      36.73
                                                               =============

22   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $183,575)   $ 1,840,902
  Interest                                                      4,102
                                                          -----------
     Total investment income                                                 $ 1,845,004
                                                                             -----------
EXPENSES:
  Management fees                                         $   875,769
  Transfer agent fees and expenses
   Class A                                                    236,287
   Class B                                                    121,953
   Class C                                                     37,814
   Class R                                                        114
   Class Y                                                        105
  Distribution fees
   Class A                                                    133,642
   Class B                                                    198,402
   Class C                                                     72,105
   Class R                                                        201
  Administrative reimbursements                                11,166
  Custodian fees                                               53,757
  Registration fees                                           100,575
  Professional fees                                            68,263
  Printing expense                                             31,675
  Fees and expenses of nonaffiliated trustees                   8,145
  Miscellaneous                                                16,505
                                                          -----------
     Total expenses                                                          $ 1,966,478
                                                                             -----------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                        (115,774)
     Less fees paid indirectly                                                    (2,896)
                                                                             -----------
     Net expenses                                                            $ 1,847,808
                                                                             -----------
       Net investment loss                                                   $    (2,804)
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                            $13,189,127
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies       (251,369)       $12,937,758
                                                          -----------        -----------
  Change in net unrealized gain (loss) on:
   Investments                                            $ 5,331,412
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        (13,776)       $ 5,317,636
                                                          -----------        -----------
       Net gain on investments and foreign currency
        transactions                                                         $18,255,394
                                                                             -----------
       Net increase in net assets resulting from
        operations                                                           $18,252,590
                                                                             ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/06 and the Year Ended 8/31/05

                                                            Six Months
                                                              Ended
                                                             2/28/06         Year Ended
                                                           (unaudited)        8/31/05
FROM OPERATIONS:
Net investment income (loss)                              $      (2,804)   $     214,002
Net realized gain on investments and foreign currency
  transactions                                               12,937,758       12,815,962
Change in net unrealized gain (loss) on investments           5,317,636         (651,021)
                                                          -------------    -------------
    Net increase in net assets resulting from
     operations                                           $  18,252,590    $  12,378,943
                                                          -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.24 and $0.19 per share, respectively)     $    (928,894)   $    (104,079)
    Class B ($0.00 and $0.09 per share, respectively)                 -          (20,763)
    Class C ($0.07 and $0.13 per share, respectively)           (35,655)         (32,010)
    Class R ($0.30 and $0.00 per share, respectively)              (952)               -
    Class Y ($0.41 and $0.00 per share, respectively)           (42,073)               -
Net realized gain:
    Class A ($0.00 and $0.72 per share, respectively)                 -         (354,852)
    Class B ($0.00 and $0.72 per share, respectively)                 -         (142,572)
    Class C ($0.00 and $0.72 per share, respectively)                 -         (164,906)
                                                          -------------    -------------
     Total distributions to shareowners                   $  (1,007,574)   $    (819,182)
                                                          -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  10,204,674    $  13,853,315
Shares issued in reorganization                                       -      172,232,428
Reinvestment of distributions                                   901,556          583,662
Cost of shares repurchased                                  (28,011,541)     (14,736,364)
Redemption fees                                                     213            9,008
                                                          -------------    -------------
    Net increase (decrease) in net assets resulting
     from fund share transactions                         $ (16,905,098)   $ 171,942,049
                                                          -------------    -------------
    Net increase in net assets                            $     339,918    $ 183,501,810
NET ASSETS:
Beginning of period                                         189,672,290        6,170,480
                                                          -------------    -------------
End of period (including undistributed net investment
  income (loss) of $(3,200) and $1,007,178,
  respectively)                                           $ 190,012,208    $ 189,672,290
                                                          =============    =============

24     The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  '06 Shares     '06 Amount      '05 Shares     '05 Amount
                                 (unaudited)     (unaudited)
CLASS A*
Shares sold                         234,041    $   7,664,193       246,778     $  7,600,141
Shares issued in
  reorganization                          -                -     3,998,421      118,720,989
Reinvestment of distributions        26,478          858,689        10,423          311,471
Less shares repurchased            (538,543)     (17,332,990)     (273,436)      (8,366,404)
                                   --------    -------------     ---------     ------------
    Net increase (decrease)        (278,024)   $  (8,810,108)    3,982,186     $118,266,197
                                   ========    =============     =========     ============
CLASS B*
Shares sold                          48,626    $   1,436,055        74,664     $  2,104,729
Shares issued in
  reorganization                          -                -     1,475,024       39,828,322
Reinvestment of distributions             -                -         4,838          131,446
Less shares repurchased            (279,837)      (8,220,320)     (139,768)      (3,905,571)
                                   --------    -------------     ---------     ------------
    Net increase (decrease)        (231,211)   $  (6,784,265)    1,414,758     $ 38,158,926
                                   ========    =============     =========     ============
CLASS C*
Shares sold                          27,917    $     825,119       101,900     $  2,873,196
Shares issued in
  reorganization                          -                -       420,453       11,339,208
Reinvestment of distributions           995           29,333         5,182          140,745
Less shares repurchased             (68,259)      (2,027,086)      (77,710)      (2,171,611)
                                   --------    -------------     ---------     ------------
    Net increase (decrease)         (39,347)   $  (1,172,634)      449,825     $ 12,181,538
                                   ========    =============     =========     ============
CLASS R*
Shares sold                           1,587    $      49,287            81     $      2,502
Shares issued in
  reorganization                          -                -         1,657           48,790
Reinvestment of distributions            29              943             -                -
Less shares repurchased                (342)         (11,557)          (30)            (905)
                                   --------    -------------     ---------     ------------
    Net increase                       1274    $      38,673         1,708     $     50,387
                                   ========    =============     =========     ============
CLASS Y*
Shares sold                           6,895    $     230,020        41,514     $  1,272,747
Shares issued in
  reorganization                          -                -        75,016        2,295,119
Reinvestment of distributions           378           12,591             -                -
Less shares repurchased             (12,760)        (419,588)       (9,137)        (291,873)
                                   --------    -------------     ---------     ------------
    Net increase (decrease)          (5,487)   $    (176,977)      107,393     $  3,275,993
                                   ========    =============     =========     ============

* Historical share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of Europe Fund and Europe Select Fund.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended      Year
                                                                  2/28/06          Ended
CLASS A                                                         (unaudited)     8/31/05 (b)
Net asset value, beginning of period                             $ 31.54         $ 27.25
                                                                 -------         --------
Increase (decrease) from investment operations:
 Net investment income                                           $  0.05         $  0.11
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     3.27            5.09
                                                                 -------         --------
   Net increase (decrease) from investment operations            $  3.32         $  5.20
Distributions to shareowners:
Net investment income                                              (0.24)          (0.19)
Net realized gain                                                      -           (0.72)
                                                                 -------         --------
Total distributions                                              $ (0.24)        $ (0.91)
                                                                 -------         --------
Redemption fee                                                   $     -(c)      $     -(c)
                                                                 -------         --------
Net increase (decrease) in net asset value                       $  3.08         $  4.29
                                                                 -------         --------
Net asset value, end of period                                   $ 34.62         $ 31.54
                                                                 =======         ========
Total return*                                                      10.58%          24.53%
Ratio of net expenses to average net assets+                        1.75%**         1.71%
Ratio of net investment income to average net assets+               0.27%**         0.72%
Portfolio turnover rate                                               53%**          149%
Net assets, end of period (in thousands)                         $132,200        $129,215
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.85%**         2.21%
 Net investment income (loss)                                       0.17%**         0.22%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.75%**         1.69%
 Net investment income                                              0.27%**         0.74%


Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year          Year          Year        12/29/00 (a)
                                                                 Ended         Ended         Ended             to
CLASS A                                                       8/31/04 (b)   8/31/03 (b)   8/31/02 (b)     8/31/01 (b)
Net asset value, beginning of period                            $ 21.41      $   19.51     $   20.10      $    24.66
                                                                -------      ---------     ---------      ----------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.20      $    0.17     $    0.10      $     0.12
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    5.89           1.73         (0.44)          (4.68)
                                                                -------      ---------     ---------      ----------
   Net increase (decrease) from investment operations           $  6.09      $    1.90     $   (0.34)     $    (4.56)
Distributions to shareowners:
Net investment income                                             (0.25)             -         (0.25)              -
Net realized gain                                                     -              -             -               -
                                                                -------      ---------     ---------      ----------
Total distributions                                             $ (0.25)     $       -     $   (0.25)     $        -
                                                                -------      ---------     ---------      ----------
Redemption fee                                                  $     -      $       -     $       -      $        -
                                                                -------      ---------     ---------      ----------
Net increase (decrease) in net asset value                      $  5.84      $    1.90     $   (0.59)     $    (4.56)
                                                                -------      ---------     ---------      ----------
Net asset value, end of period                                  $ 27.25      $   21.41     $   19.51      $    20.10
                                                                =======      =========     =========      ==========
Total return*                                                     28.56%          9.73%        (1.76)%        (18.50)%
Ratio of net expenses to average net assets+                       1.25%          1.62%         1.75%           1.76%**
Ratio of net investment income to average net assets+              1.58%          1.02%         0.17%           0.92%**
Portfolio turnover rate                                              48%            67%           68%            135%**
Net assets, end of period (in thousands)                        $ 3,108      $     914     $     567      $      266
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      8.30%         16.15%        31.21%          39.42%**
 Net investment income (loss)                                     (5.47)%       (13.51)%      (29.29)%        (36.74)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.25%          1.62%         1.75%           1.75%**
 Net investment income                                             1.58%          1.02%         0.17%           0.93%**

   The accompanying notes are an integral part of these financial statements.

(a)  Class A shares were first publicly offered on December 29, 2000.
(b) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months Ended      Year
                                                                    2/28/06          Ended
CLASS B                                                           (unaudited)     8/31/05 (b)
Net asset value, beginning of period                              $   28.63        $ 24.85
                                                                  ---------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   (0.08)       $ (0.03)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        2.97           4.62
                                                                  ---------        -------
   Net increase (decrease) from investment operations             $    2.89        $  4.59
Distributions to shareowners:
 Net investment income                                                    -          (0.09)
 Net realized gain                                                        -          (0.72)
                                                                  ---------        -------
Total distributions                                               $       -        $ (0.81)
                                                                  ---------        -------
Redemption fee                                                    $       -(c)     $     -(c)
                                                                  ---------        -------
Net increase (decrease) in net asset value                        $    2.89        $  3.78
                                                                  ---------        -------
Net asset value, end of period                                    $   31.52        $ 28.63
                                                                  =========        =======
Total return*                                                         10.09%         23.19%
Ratio of net expenses to average net assets+                           2.65%**        2.69%
Ratio of net investment income (loss) to average net assets+          (0.70)%**      (0.27)%
Portfolio turnover rate                                                  53%**         149%
Net assets, end of period (in thousands)                          $  39,215        $42,249
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.88%**        3.32%
 Net investment loss                                                  (0.93)%**      (0.90)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.65%**        2.65%
 Net investment income (loss)                                         (0.70)%**      (0.23)%




Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year          Year          Year        12/29/00 (a)
                                                                   Ended         Ended         Ended             to
CLASS B                                                         8/31/04 (b)   8/31/03 (b)   8/31/02 (b)     8/31/01 (b)
Net asset value, beginning of period                              $ 19.65      $   18.10     $   18.53      $    22.80
                                                                  -------      ---------     ---------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.02)     $   (0.02)    $   (0.11)     $     0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      5.33           1.57         (0.32)          (4.31)
                                                                  -------      ---------     ---------      ----------
   Net increase (decrease) from investment operations             $  5.31      $    1.55     $   (0.43)     $    (4.27)
Distributions to shareowners:
 Net investment income                                              (0.11)             -             -               -
 Net realized gain                                                      -              -             -               -
                                                                  -------      ---------     ---------      ----------
Total distributions                                               $ (0.11)     $       -     $       -      $        -
                                                                  -------      ---------     ---------      ----------
Redemption fee                                                    $     -      $       -     $       -      $        -
                                                                  -------      ---------     ---------      ----------
Net increase (decrease) in net asset value                        $  5.20      $    1.55     $   (0.43)     $    (4.27)
                                                                  -------      ---------     ---------      ----------
Net asset value, end of period                                    $ 24.85      $   19.65     $   18.10      $    18.53
                                                                  =======      =========     =========      ==========
Total return*                                                       27.07%          8.57%        (2.34)%        (18.70)%
Ratio of net expenses to average net assets+                         2.17%          2.78%         2.33%           2.34%**.
Ratio of net investment income (loss) to average net assets+         0.65%         (0.10)%       (0.52)%          0.29%**
Portfolio turnover rate                                                48%            67%           68%            135%**
Net assets, end of period (in thousands)                          $ 1,505      $     457     $     295      $      158
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        9.20%         17.41%        31.81%          40.08%**
 Net investment loss                                                (6.38)%       (14.73)%      (30.00)%        (37.45)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.17%          2.78%         2.33%           2.33%**
 Net investment income (loss)                                        0.65%         (0.10)%       (0.52)%          0.30%**

   The accompanying notes are an integral part of these financial statements.

(a)  Class B shares were first publicly offered on December 29, 2000.
(b) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months Ended      Year
                                                                    2/28/06          Ended
CLASS C                                                           (unaudited)     8/31/05 (b)
Net asset value, beginning of period                              $   28.60         $ 24.81
                                                                  ---------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   (0.09)        $  0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        2.97            4.61
                                                                  ---------         -------
   Net increase (decrease) from investment operations             $    2.88         $  4.62
Distributions to shareowners:
Net investment income                                                 (0.07)          (0.13)
 Net realized gain                                                        -           (0.72)
                                                                  ---------         -------
Total distributions                                               $   (0.07)        $ (0.85)
                                                                  ---------         -------
Redemption fee                                                    $       -(c)      $  0.02
                                                                  ---------         -------
Net increase (decrease) in net asset value                        $    2.81         $  3.79
                                                                  ---------         -------
Net asset value, end of period                                    $   31.41         $ 28.60
                                                                  =========         =======
Total return*                                                         10.10%          23.53%
Ratio of net expenses to average net assets+                           2.65%**         2.41%
Ratio of net investment income (loss) to average net assets+          (0.64)%**        0.35%
Portfolio turnover rate                                                  53%**          149%
Net assets, end of period (in thousands)                          $  14,864         $14,661
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.79%**         3.72%
 Net investment loss                                                  (0.78)%**       (0.96)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.65%**         2.39%
 Net investment income (loss)                                         (0.64)%**        0.37%


Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year          Year          Year        12/29/00 (a)
                                                                   Ended         Ended         Ended             to
CLASS C                                                         8/31/04 (b)   8/31/03 (b)   8/31/02 (b)     8/31/01 (b)
Net asset value, beginning of period                              $ 19.63      $   17.98     $   18.39      $    22.59
                                                                  -------      ---------     ---------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.09      $    0.07     $   (0.09)     $     0.05
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      5.34           1.58         (0.32)          (4.25)
                                                                  -------      ---------     ---------      ----------
   Net increase (decrease) from investment operations             $  5.43      $    1.65     $   (0.41)     $    (4.20)
Distributions to shareowners:
Net investment income                                               (0.25)             -             -               -
 Net realized gain                                                      -              -             -               -
                                                                  -------      ---------     ---------      ----------
Total distributions                                               $ (0.25)     $       -     $       -      $        -
                                                                  -------      ---------     ---------      ----------
Redemption fee                                                    $     -      $       -     $       -      $        -
                                                                  -------      ---------     ---------      ----------
Net increase (decrease) in net asset value                        $  5.18      $    1.65     $   (0.41)     $    (4.20)
                                                                  -------      ---------     ---------      ----------
Net asset value, end of period                                    $ 24.81      $   19.63     $   17.98      $    18.39
                                                                  =======      =========     =========      ==========
Total return*                                                       27.67%          9.17%        (2.21)%        (18.60)%
Ratio of net expenses to average net assets+                         1.72%          2.27%         2.22%           2.08%**
Ratio of net investment income (loss) to average net assets+         1.14%          0.54%        (0.35)%          0.45%**
Portfolio turnover rate                                                48%            67%           68%            135%**
Net assets, end of period (in thousands)                          $ 1,557      $     404     $     201      $      105
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        8.75%         17.02%        31.70%          40.11%**
 Net investment loss                                                (5.89)%       (14.21)%      (29.83)%        (37.58)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.72%          2.27%         2.22%           2.07%**
 Net investment income (loss)                                        1.14%          0.54%        (0.35)%          0.46%**

   The accompanying notes are an integral part of these financial statements.

(a)  Class C shares were first publicly offered on December 29, 2000.
(b) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months      6/24/05 (a)
                                                         Ended              to
                                                        2/28/06          8/31/05
CLASS R                                               (unaudited)
Net asset value, beginning of period                   $ 31.27          $ 29.45
                                                       -------          -------
Increase (decrease) from investment operations:
  Net investment income (loss)                         $ (0.04)         $  0.01
  Net realized and unrealized gain on investments
   and foreign currency transactions                      3.28             1.81
                                                       -------          -------
     Net increase from investment operations           $  3.24          $  1.82
Distributions to shareowners:
  Net investment income                                  (0.30)               -
                                                       -------          -------
Net increase in net asset value                        $  2.94          $  1.82
                                                       -------          -------
Net asset value, end of period                         $ 34.21          $ 31.27
                                                       =======          =======
Total return*                                            10.42%            6.19%(b)
Ratio of net expenses to average net assets+              2.00%**          2.14%**
Ratio of net investment income to average
  net assets+                                             0.36%**          0.08%**
Portfolio turnover rate                                     53%**           149%
Net assets, end of period (in thousands)               $   102          $    53
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            2.03%**          2.14%**
  Net investment income                                   0.33%**          0.08%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                            2.00%**          2.00%**
  Net investment income                                   0.36%**          0.22%**

(a)  Class R shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months      6/24/05 (a)
                                                         Ended              to
                                                        2/28/06          8/31/05
CLASS Y                                               (unaudited)
Net asset value, beginning of period                   $ 32.54          $ 30.59
                                                       -------          -------
Increase from investment operations:
  Net investment income                                $  0.13          $  0.07
  Net realized and unrealized gain on investments
   and foreign currency transactions                      3.37             1.88
                                                       -------          -------
     Net increase from investment operations           $  3.50          $  1.95
Distributions to shareowners:
Net investment income                                    (0.41)               -
                                                       -------          -------
Net increase in net asset value                        $  3.09          $  1.95
                                                       -------          -------
Net asset value, end of period                         $ 35.63          $ 32.54
                                                       =======          =======
Total return*                                            10.83%            6.36%(b)
Ratio of net expenses to average net assets+              1.27%**          1.18%**
Ratio of net investment income to average
  net assets+                                             0.76%**          1.05%**
Portfolio turnover rate                                     53%**           149%
Net assets, end of period (in thousands)               $ 3,631          $ 3,495
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            1.27%**          1.18%**
  Net investment income                                   0.76%**          1.05%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                            1.27%**          1.18%**
  Net investment income                                   0.76%**          1.05%**

(a)  Class Y shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

30     The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Europe Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On June 24, 2005 Pioneer Europe Select Fund was merged into Pioneer Europe Fund and, in connection with the merger, Pioneer Europe Fund was renamed Pioneer Europe Select Equity Fund. Pioneer Europe Select Fund is the accounting survivor and its historical performance, as adjusted, is presented in the Fund's financial highlights. These financial highlights and shareholder activity as reflected in the statement of changes in net assets have been adjusted to reflect the conversion ratios used for the merger of Europe Fund and Europe Select Fund. The investment objective of the Fund is long-term capital growth.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class A, Class B and Class C Shares were first publicly offered on December 29, 2000. Class R and Class Y shares were first publicly offered on June 24, 2005. Shares of Class A, Class B, Class C, Class R and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Cash equivalent securities are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region. Information regarding the Fund's principal investment risks is contained

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Fund's gross forward currency settlement contracts receivable and payable at February 28, 2006 were $518,974 and $515,983, respectively, resulting in a net payable of $2,991.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions will be determined at the end of the current fiscal year.

     For federal income tax purposes, Pioneer Europe Select Fund ceased to exist on June 24, 2005 and has filed a final tax return for the period from September 1, 2004 through June 24, 2005. The tax character of distributions paid by Pioneer Europe Select Fund during the year ended August 31, 2005 was:

--------------------------------------------------------------------------------
                                                                2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                               $403,585
Long-term capital gain                                         415,597
                                                              --------
  Total                                                       $819,182
                                                              ========
--------------------------------------------------------------------------------

     For federal income tax purposes, Pioneer Europe Fund (now Pioneer Europe Select Equity Fund) is the tax survivor of the merger and has filed a tax return from November 1, 2004 through August 31, 2005, including combined operations of the merged Fund. Pioneer Europe Select Equity Fund paid ordinary income distributions of $151,401 for the period from November 1, 2004 through August 31, 2005.

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2005.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            2005
--------------------------------------------------------------------------------
Undistributed ordinary
income                                                       $ 1,007,178
Capital loss carryforward                                    (25,228,040)
Unrealized appreciation                                       29,380,468
                                                             -----------
  Total                                                      $ 5,159,606
                                                             ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $8,522 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2006.


F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

2.   Management Agreement
Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily nets assets up to $500 million; and 0.75% of the excess over $500 million. Prior to January 1, 2006, management fees were calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million. The management fee was equivalent to 0.95% of the average daily net assets for the period.

Effective June 24, 2005, PIM has voluntarily agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.75%, 2.65%, 2.65% and 2.00% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2007 for Class B, Class C and Class R shares.

Prior to the merger, PIM had contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses of Pioneer Europe Select Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. The portion of the Fund-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management fees, administrative costs and certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2006, $16,229 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $179,125 in transfer agent fees payable to PIMSS at February 28, 2006.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Distribution Plans

The Fund adopted Plans of Distribution with respect Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $2,333 in distribution fees payable to PFD at February 28, 2006. The Fund has also adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2006 CDSCs in the amount of $20,993 were paid to PFD.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)

The Fund charges a 2.0% redemption fee on shares sold within 30 days of purchase. For Class A, Class R and Class Y shares, the fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended February 28, 2006, the Fund collected $213 in redemption fees, which are included in the Fund's capital account.

5.   Expense Offset Arrangements

The Fund can enter into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2006 the Fund's expenses were reduced by $2,896 under such arrangements.

6.   Merger Information

On June 21, 2005, beneficial owners of Pioneer Europe Select Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on June 24, 2005, by exchanging all of Europe Select Fund's net assets for Europe Fund's shares, based on Europe Fund's Class A, Class B, Class C, Class R and Class Y shares' ending net asset value, respectively. In connection with the reorganization, Pioneer Europe Fund was subsequently renamed Pioneer Europe Select Equity Fund. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                   Pioneer Europe           Pioneer Europe
                        Pioneer Europe Fund          Select Fund          Select Equity Fund
                       (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-------------------------------------------------------------------------------------------------
  Net Assets
  Class A                  $118,720,989             $ 7,534,637              $126,255,626
  Class B                    39,828,322              2,849,243                 42,677,565
  Class C                    11,339,208              3,362,380                 14,701,588
  Class R                        48,790                      -                     48,790
  Class Y                     2,295,119                      -                  2,295,119
                           ------------             -----------              ------------
  Total Net
   Assets                  $172,232,428             $13,746,260              $185,978,688
                           ------------             -----------              ------------

  Shares
   Outstanding
  Class A                     3,998,421                253,776*                 4,252,197
  Class B                     1,475,024                105,527*                 1,508,551
  Class C                       420,453                124,671*                   545,125
  Class R                         1,657                      -                      1,657
  Class Y                        75,016                      -                     75,016

  Shares
   Issued in
   Reorganization
  Class A                                                                       3,998,421
  Class B                                                                       1,475,024
  Class C                                                                         420,453
  Class R                                                                           1,657
  Class Y                                                                          75,016
-------------------------------------------------------------------------------------------------

* Share amounts have been adjusted to reflect the conversion ratios utilized for the merger.

-------------------------------------------------------------------------------
                              Unrealized         Accumulated
                             Appreciation           Gain
                           on Closing Date     on Closing Date
-------------------------------------------------------------------------------
Pioneer Europe Fund          $30,263,828        $(38,630,452)
                             ===========        =============
-------------------------------------------------------------------------------

On June 24, 2005, the unrealized appreciation of Pioneer Europe Select Fund, which as noted above, was the acquired fund for tax purposes, was $864,305.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and
(ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three-year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, break points in the management fee and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based on total return, was in the third quintile of the peer group for the 12 months ended June 30, 2005 and the second quintile for the three years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its super vision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. Pioneer agreed to a reduction of the management fee from 1.00% of average daily nets assets to 0.85% of average daily net assets. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Advisor and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the third quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of most of the comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered whether the Fund has appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between the Fund's shareholders and the Investment Advisor.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Osbert M. Hood, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Osbert M. Hood                               Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                1-800-225-4240


Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                        www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  April 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  April 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  April 30, 2006

* Print the name and title of each signing officer under his or her signature.